Share-based Payments - Summary of Option Activities under Plan and Changes, Cash-settled Arrangements (Detail) - Cash-settled arrangements [member]	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr	Dec. 31, 2015 USD ($) yr	Dec. 31, 2014 yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Units, Beginning balance	346,767	273,147	383,661
Number of Units, Granted		110,250	12,000
Number of Units, Exercised		(20,022)	(8,406)
Number of Units, Forfeited/cancelled	(73,710)	(14,673)	(102,921)
Number of Units, Expired		(1,935)	(11,187)
Number of units, Transfer to equity-settled arrangements	(273,057)
Number of Units, Ending balance		346,767	273,147
Weighted Average Exercise Price Per Unit, Beginning balance	$ 16.91	$ 19.28	$ 26.17
Weighted average remaining contractual term | yr	0.0	1.3	1.1	1.7
Number of Units, Vested		228,501
Weighted Average Exercise Price Per Unit, Granted		$ 8.10	$ 8.10
Weighted Average Exercise Price Per Unit, Exercised		8.10	8.10
Weighted Average Exercise Price Per Unit, Forfeited/Cancelled	$ 43.31	8.10	42.36
Weighted Average Exercise Price Per Unit, Expired		8.10	39.60
Weighted Average Exercise Price Per Unit,Transfer to equity-settled arrangements	$ (9.59)
Weighted Average Exercise Price Per Unit, Ending balance		$ 16.91	$ 19.28